Investor A C Institutional and Class R [Member] Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock Total Return Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1],[2],[3],[4]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.16%
Component2 Other Expenses		[5]
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.76%	[4]
Fee Waiver or Reimbursement		[1],[2]
Net Expenses (as a percentage of Assets)	0.76%	[1],[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1],[2],[3],[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%
Component2 Other Expenses		[5]
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.48%	[4]
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.45%	[1],[2]
R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1],[2],[3],[4]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.21%
Component2 Other Expenses		[5]
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.06%	[4]
Fee Waiver or Reimbursement	(0.02%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.04%	[1],[2]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1],[2],[3],[4]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.16%
Component2 Other Expenses		[5]
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.51%	[4]
Fee Waiver or Reimbursement	(0.06%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.45%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus on page 51, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Management Fee has been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include the restatement of the Management Fee and Acquired Fund Fees and Expenses.
[5]	Other Expenses of BlackRock Cayman Master Total Return Portfolio II, Ltd. and BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Subsidiaries”) were less than 0.01% for the Fund’s last fiscal year.